9 CAPITAL STOCK (Details)																		12 Months Ended
	Oct. 26, 2018 USD ($) shares	Sep. 14, 2018 USD ($) shares	Apr. 18, 2018 USD ($) shares	Mar. 28, 2018 USD ($) shares	Mar. 21, 2018 USD ($) shares	Mar. 12, 2018 USD ($) shares	Feb. 28, 2018 USD ($) shares	Nov. 01, 2017 USD ($) shares	Jun. 29, 2017 USD ($) shares	Jun. 23, 2017 USD ($) shares	Jun. 16, 2017 USD ($) shares	Jun. 13, 2017 USD ($) shares	May 05, 2017 USD ($) shares	Dec. 15, 2016 USD ($) shares	Feb. 12, 2016 USD ($) shares	Feb. 11, 2016 USD ($) shares	Feb. 09, 2016 USD ($) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($)	Dec. 31, 2018 $ / shares
Common Stock, Shares Authorized, Unlimited																		Unlimited
Common Stock, Par or Stated Value Per Share | $ / shares																		$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Payments																		$ 0.0000
Dividend rate																		0.00%
Weighted average remaining life of the stock options outstanding																		2 years 11 months 12 days
In 2017
Description of significant events and transactions									On June 29, 2017, the Company closed a third and final tranche	On June 23, 2017, the Company closed a second tranche			On May 5, 2017, the Company announced a non-brokered private placement financing and closed a first tranche					In fiscal 2017, the Company recognized stock-based compensation expense of $560,093
Private Placement Shares issued, number of shares | shares									2,347,000	28,488,000			14,165,000
Private Placement Shares issued, Amount									$ 180,205	$ 2,151,362			$ 1,043,509
Private Placement Shares issued, commissions or finder's fees																			$ 0
Private Placement Shares issued, legal fees																			$ 19,927
Description of valuation techniques used in fair value measurement, assets																		Black-Scholes
Expected life of warrants																		5 years
Annualized volatility																		125.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Payments																		$ 0.0000
Stock-based compensation expense																		$ 560,093
Stock Options granted | shares								500,000			1,739,000	4,207,000
Stock Options, value								$ 33,232			$ 102,958	$ 262,471
In 2017 | Bottom of range
Annualized volatility																		1.13%
In 2017 | Top of range
Annualized volatility																		1.60%
In 2018
Description of significant events and transactions			On April 18, 2018, the Company closed a fifth and final tranche	On March 28, 2018, the Company closed a fourth tranche	On March 21, 2018, the Company closed a third tranche	On March 12, 2018, the Company closed a second tranche	On February 28, 2018, the Company announced a non-brokered private placement financing and closed a first tranche											In fiscal 2018, the Company recognized stock-based compensation expense of $257,313
Private Placement Shares issued, number of shares | shares			10,000,000	6,000,000	2,500,000	8,000,000	8,500,000
Private Placement Shares issued, Amount			$ 792,800	$ 465,060	$ 192,925	$ 623,520	$ 667,165
Description of valuation techniques used in fair value measurement, assets																		Black-Scholes
Expected life of warrants																		5 years
Annualized volatility																		125.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Payments																		$ 0.0000
Dividend rate																		0.00%
Stock-based compensation expense																		$ 257,313
Stock Options granted | shares	3,526,000	350,000
Stock Options, value	$ 150,082	$ 13,541
In 2018 | Bottom of range
Risk-free interest rate																		2.23%
In 2018 | Top of range
Risk-free interest rate																		2.32%
In 2018 (over-allotment)
Description of significant events and transactions			closed an over-allotment to the fifth tranche comprised of 2,916,667 common shares
Private Placement Shares issued, number of shares | shares			2,916,667
Private Placement Shares issued, Amount			$ 277,480
In 2018 Tranche 2
Fees and Commissions																		$ 37,411
Issued - Finder's unit warrants, Number of shares | shares																		480,000
In 2018 Tranche 4
Fees and Commissions																		$ 27,904
Issued - Finder's unit warrants, Number of shares | shares																		360,000
In 2018 Tranche 5
Fees and Commissions																		$ 28,541
Issued - Finder's unit warrants, Number of shares | shares																		222,000
Filing fees																		$ 15,935
In 2018 Tranche 5 (over-allotment)
Issued - Finder's unit warrants, Number of shares | shares																		115,000
In 2018 Finder's Warrants
Description of valuation techniques used in fair value measurement, assets																		Black-Scholes option pricing model
Expected life of warrants																		2 years
Annualized volatility																		125.00%
Risk-free interest rate																		1.35%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Payments																		$ 0.0000
Dividend rate																		0.00%
On October 26, 2018
Description of significant events and transactions																		On October 26, 2018, disinterested shareholders approved and the Company adopted an amended fixed number incentive stock option plan which was previously approved on June 16, 2017
In 2016
Description of significant events and transactions																		In fiscal 2016, the Company recognized stock-based compensation expense of $1,117,642
Description of valuation techniques used in fair value measurement, assets																		Black-Scholes
Expected life of warrants																		5 years
Annualized volatility																		125.00%
Dividend rate																		0.00%
Stock-based compensation expense																		$ 1,117,642
Stock Options granted | shares														356,000	610,000	2,100,000	1,446,180
Stock Options, value														$ 32,476	$ 91,051	$ 459,851	$ 271,742
In 2016 | Bottom of range
Risk-free interest rate																		0.37%
In 2016 | Top of range
Risk-free interest rate																		0.47%
Preferred shares
Preferred Stock, Shares Authorized, Unlimited																		Unlimited
Preferred Stock, Par or Stated Value Per Share | $ / shares																		$ 0
Series 1 voting preferred shares
Preferred Stock, Shares Authorized, Unlimited																		Unlimited
Preferred Stock, Par or Stated Value Per Share | $ / shares																		$ 0
Preferred Stock, Redemption Price Per Share | $ / shares																				$ 0.0001